State Street Disciplined U.S. Equity Fund

Class A(SSJAX) Class C(SSJCX) Class I(SSJIX) Class K(SSJKX)

SUMMARY PROSPECTUS – FEBRUARY 18, 2016

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You may find the fund’s prospectus and other information about the fund online at:

http://www.ssgafunds.com

You may also get this information at no cost by calling (800) 997-7327, by sending an e-mail request to Fund_Inquiry@ssga.com, or by writing to the fund, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The fund’s current prospectus and statement of additional information are incorporated by reference into this summary prospectus.

Investment Objective

The State Street Disciplined U.S. Equity Fund (the “Disciplined U.S. Equity Fund” or the “Fund”) seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Disciplined U.S. Equity Fund. You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 18 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class K
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses[2]	2.38%	2.38%	2.38%	2.18%

Total Annual Fund Operating Expenses	3.28%	4.03%	3.03%	2.83%

Fee Waivers and/or Expense Reimbursements[4]	-2.18%	-2.18%	-2.18%	-2.18%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.10%	1.85%	0.85%	0.65%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.

[3]	Other Expenses are based on estimates for the current fiscal year.

[4]

The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2017 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.65% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with the approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Disciplined U.S. Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$631	$1,288
Class C	$288	$1,028
Class I	$87	$731
Class K	$66	$670

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A	$631	$1,288
Class C	$188	$1,028
Class I	$87	$731
Class K	$66	$670

Portfolio Turnover

The Disciplined U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings, if any, for investment purposes) in equity securities of domestic issuers. The Fund considers a company to be a domestic issuer if (i) it is organized in the United States or maintains a principal place of business in the United States; (ii) its securities are traded principally in the United States; or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States or it has at least 50% of its assets in the United States. The Fund will provide shareholders with at least sixty (60) days’ notice prior to any change in its 80% policy. SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) seeks to select a portfolio of securities that it expects over the long term to exhibit low volatility both in absolute terms and in comparison with the Russell 1000 Index (the “Index”) and provide competitive returns as compared with the Index.

In seeking to identify stocks offering the potential for capital growth, the Adviser employs a proprietary quantitative process. The process evaluates the relative attractiveness of eligible securities based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and investor sentiment), and other historical quantitative metrics. Additionally, the process may incorporate an element designed to evaluate the macroeconomic environment and prevailing market conditions. The process is intended to allow the Adviser to evaluate eligible securities and then rank eligible securities in the Fund’s investment universe in the order of their attractiveness as potential Fund investments.

The Adviser also uses a quantitative analysis to determine the expected volatility of a stock’s market price. Volatility is a statistical measurement of up and down fluctuations in the value of a security over time. Volatility may result in rapid and dramatic price swings. The Adviser seeks to favor securities with low exposure to market risk factors and low security-specific risk. In determining the exposure of a security to such risk factors, the Adviser may take into account, among other things, such considerations as a security’s market capitalization, its price momentum, the security’s valuation, the liquidity of the security, the degree to which the issuer is leveraged, and the issuer’s growth prospects. The Adviser also implements risk constraints at the overall portfolio level by periodic testing of the portfolio’s composition against proprietary risk models, focusing on such factors as industry and sector exposures, portfolio diversification levels and market capitalization exposure.

Through these quantitative processes of security selection and portfolio diversification, the Adviser expects that the portfolio will be subject to a relatively low level of absolute risk (as defined by statistical measures of volatility, such as standard deviation of returns) and that the portfolio should exhibit relatively low volatility compared with the Index over the long term. The Adviser will make changes over time in the Fund’s portfolio to reflect changes in the various risk factors described above. From time to time, the Adviser may make a qualitative judgment not to implement fully the results of the quantitative investment process if it believes that the process did not take into account all of the information relevant to a particular investment or the Fund’s portfolio in the aggregate, or that a different investment might be more appropriate.

Although the Fund targets a low level of volatility in absolute terms and in comparison to the Index, there is no assurance that the Fund will achieve its target volatility, and the Fund may be subject to significant changes in value over short or longer timeframes. There also can be no assurance that the Fund will produce returns in excess of the Index.

The Fund expects to invest primarily in common stocks. The Fund may purchase securities in their initial public offerings, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Adviser). The Fund may hold a portion of its assets in cash and cash instruments. While the Fund may invest in companies of any market capitalization, it expects to primarily invest in large capitalization companies.

The Fund may invest in derivatives, such as futures contracts, in order to gain broad equity market exposures pending investments of cash, or to reduce market exposures pending the sales of securities.

Principal Risks

You could lose money by investing in the Fund. General risks associated with the Fund’s investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

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Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

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Derivatives Risk. Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

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Equity Investing Risk. The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

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Large-Capitalization Securities Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

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Leveraging Risk. Use of leverage by the Fund may have the effect of increasing the volatility of the value of the Fund’s portfolio, and may entail risk of loss in excess of the Fund’s invested capital. To the extent the Fund uses leverage, the Fund’s losses (and gains) may be greater than if the Fund had not used leverage.

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Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

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Management Risk. The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

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Market Risk. The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

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Modeling Risk. The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.

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Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

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Unconstrained Sector Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

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Volatility Risk. Because the Fund seeks to exhibit relative low volatility and excess returns as compared to the Index over the long term, both its portfolio investments and its returns may differ, potentially greatly, from those of the Index. There can be no assurance that the Fund will in fact experience lower volatility than the Index nor can there be any assurance that the Fund will produce returns in excess of the Index. The application of the Adviser’s active stock selection model may lead to a degree of added risk in exchange for the potential outperformance relative to the Index. Because the Fund is managed to limit volatility, it is likely that in periods of rapidly rising markets the Fund will experience less favorable returns than the Index.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund had not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSGA FM serves as the investment adviser to the Fund.

Chee Ooi and Anna Lester have been Portfolio Managers for the Fund since organization in 2016.

Purchase and Sale of Fund Shares

Purchase Minimums

Class A
To establish an account	$2,000
To add to an existing account	None
Class C
To establish an account	$2,000
To add to an existing account	None
Class I
To establish an account	$1,000,000
To add to an existing account	None
Class K
To establish an account	$10,000,000
To add to an existing account	None

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:

State Street Funds

P.O. Box 8317

Boston, MA 02266-8317

By Overnight:

State Street Funds

30 Dan Road

Canton, MA 02021

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact Boston Financial Dealer Services Group at (877)-332-6207 or email them at nsccresearch@bostonfinancial.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains, unless you hold the shares through a tax-advantaged arrangement, in which case special tax rules apply.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

USDESUMPRO

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